STOCKHOLDERS' EQUITY (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, Number of shares outstanding	7,131,211	6,263,711	5,999,599
Outstanding options, Weighted-average remaining contractual life (in years)	4 years 4 months 24 days
Outstanding options, Weighted-average exercise price	$ 0.30	$ 0.58	$ 1.02
Exercisable options, Number of shares exercisable	4,639,961
Exercisable options, Weighted-average remaining contractual life (in years)	3 years 7 months 6 days
Exercisable options, Weighted-average exercise price	$ 0.31
Outstanding options, Intrinsic value of in-the-money options	$ 950,573
Exercisable options, Intrinsic value of in-the-money options	$ 3,960,721
Exercise Price 0.14 - 0.36 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, Number of shares outstanding	6,361,971
Outstanding options, Weighted-average remaining contractual life (in years)	4 years 7 months 6 days
Outstanding options, Weighted-average exercise price	$ 0.23
Exercisable options, Number of shares exercisable	3,938,221
Exercisable options, Weighted-average remaining contractual life (in years)	3 years 10 months 24 days
Exercisable options, Weighted-average exercise price	$ 0.20
Exercise Price 0.40 - 0.76 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, Number of shares outstanding	684,240
Outstanding options, Weighted-average remaining contractual life (in years)	2 years 8 months 12 days
Outstanding options, Weighted-average exercise price	$ 0.63
Exercisable options, Number of shares exercisable	616,740
Exercisable options, Weighted-average remaining contractual life (in years)	2 years 2 months 12 days
Exercisable options, Weighted-average exercise price	$ 0.65
Exercise Price 2.50 - 2.68 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, Number of shares outstanding	35,000
Outstanding options, Weighted-average remaining contractual life (in years)	9 months 18 days
Outstanding options, Weighted-average exercise price	$ 2.53
Exercisable options, Number of shares exercisable	35,000
Exercisable options, Weighted-average remaining contractual life (in years)	9 months 18 days
Exercisable options, Weighted-average exercise price	$ 2.53
Exercise Price 3.00 - 3.21 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, Number of shares outstanding	50,000
Outstanding options, Weighted-average remaining contractual life (in years)	0 years
Outstanding options, Weighted-average exercise price	$ 3.00
Exercisable options, Number of shares exercisable	50,000
Exercisable options, Weighted-average remaining contractual life (in years)	0 years
Exercisable options, Weighted-average exercise price	$ 3.00